Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 119,166	$ 120,971
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,610	33,552
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,165	2,105
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,538	12,446
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	16,245	17,748
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,035	24,036
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,658	3,521
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,124	1,061
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,402	2,444
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	11,399	11,110
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	5,160	4,990
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,332	3,291
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,910	4,059
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 589	$ 608